Putnam ESG Core Bond ETF
The fund's portfolio
1/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (27.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.5%)
Government National Mortgage Association Pass-Through Certificates
3.50%, 3/20/52	$178,689	$169,312
2.50%, 5/20/51	196,888	176,341

		345,653
U.S. Government Agency Mortgage Obligations (22.4%)
Federal National Mortgage Association Pass-Through Certificates
4.50%, 8/1/52	181,456	179,309
3.50%, 5/1/52	179,489	168,635
3.00%, 3/1/52	185,917	168,995
2.50%, 1/1/52	397,145	348,167
2.00%, 5/1/51	418,736	353,975
2.00%, 6/1/36	192,693	175,584

		1,394,665

Total U.S. government and agency mortgage obligations (cost $1,749,420)		$1,740,318

U.S. TREASURY OBLIGATIONS (34.9%)(a)
	Principal amount	Value
U.S. Treasury Bonds
6.125%, 8/15/29	$80,000	$91,684
6.00%, 2/15/26	750,000	795,352
4.00%, 11/15/52	450,000	481,219
3.375%, 8/15/42	160,000	151,275
U.S. Treasury Notes
1.75%, 3/15/25	300,000	285,574
1.25%, 8/15/31	400,000	335,641
1.25%, Class A 3/31/28	40,000	35,575

Total U.S. treasury obligations (cost $2,188,620)		$2,176,320

CORPORATE BONDS AND NOTES (24.7%)(a)
	Principal amount	Value
Basic materials (1.0%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	$11,000	$10,723
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	14,000	14,181
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	8,000	7,281
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	6,000	5,626
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	2,000	1,658
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	8,000	7,757
Weyerhaeuser Co. sr. unsec. unsub. bonds 3.375%, 3/9/33(R)	14,000	12,307

		59,533
Capital goods (0.9%)
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	18,000	16,272
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	8,000	7,782
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	18,000	17,093
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	14,000	13,600

		54,747
Communication services (4.7%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	46,000	40,190
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	20,000	18,279
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	10,000	9,829
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	137,000	110,774
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	6,000	4,725
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	4,000	3,979
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	10,000	9,543
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	10,000	9,542
Crown Castle, Inc. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	11,000	9,999
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	10,000	9,052
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	2,000	1,873
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	10,000	9,619
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 3.30%, 2/15/51	32,000	23,039
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29	12,000	10,488
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	12,000	10,243
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	14,000	12,485

		293,659
Conglomerates (0.2%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.099%, perpetual maturity	10,000	9,965

		9,965
Consumer cyclicals (1.5%)
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	12,000	10,020
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	14,000	14,055
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.40%, 4/10/28	20,000	17,422
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	6,000	5,398
Interpublic Group of Cos, Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	6,000	4,962
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	8,000	7,891
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	8,000	7,555
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	8,000	7,424
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	8,000	7,089
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	4,000	3,190
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	12,000	10,679

		95,685
Consumer staples (0.7%)
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	24,000	23,381
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	7,000	7,262
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	10,000	9,926

		40,569
Energy (1.4%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	4,000	4,039
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	4,000	4,030
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	18,000	15,027
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	14,000	13,321
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	8,000	7,568
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	6,000	5,512
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	4,000	4,005
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	6,000	5,700
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	12,000	13,275
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	6,000	6,309
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	4,000	4,007
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	6,000	5,609
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	2,000	2,038

		90,440
Financials (9.5%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	12,000	11,593
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	4,000	3,539
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	4,000	4,405
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	14,000	13,169
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	12,000	10,208
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	35,000	30,500
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	78,000	76,592
Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.125%, 3/15/26	12,000	11,656
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	8,000	7,467
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	25,000	24,227
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	10,000	9,713
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	8,000	5,033
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	50,000	52,411
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	8,000	7,992
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	10,000	8,696
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	18,000	17,357
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	6,000	5,219
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	28,000	22,041
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 5.606%, 5/15/47	6,000	4,740
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	6,000	5,135
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	52,000	50,966
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	102,000	88,490
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	6,000	5,547
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	57,000	55,878
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	32,000	30,941
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	12,000	9,590
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	18,000	17,430
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	2,000	1,848
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	4,000	3,482
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	4,000	2,880

		598,745
Health care (1.0%)
Becton Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	8,000	7,780
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	12,000	10,409
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	8,000	7,180
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	8,000	7,870
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	10,000	10,439
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	8,000	7,815
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	14,000	11,853

		63,346
Technology (2.9%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	10,000	6,154
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27	36,000	34,317
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	10,000	9,635
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	6,000	5,597
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	18,000	17,803
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	8,000	7,343
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	30,000	26,199
Meta Platforms, Inc. sr. unsec. unsub. notes 3.85%, 8/15/32	25,000	23,240
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	6,000	5,762
Microsoft Corp. sr. unsec. unsub. bonds 3.50%, 2/12/35	10,000	9,418
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	6,000	4,588
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	11,000	8,550
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	12,000	9,498
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	8,000	7,037
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	4,000	3,648

		178,789
Utilities and power (0.9%)
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	8,000	6,956
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	14,000	13,378
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	12,000	10,636
Florida Power & Light Co. sr. bonds 3.95%, 3/1/48	14,000	12,340
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33	10,000	9,965

		53,275

Total corporate bonds and notes (cost $1,543,222)		$1,538,753

MORTGAGE-BACKED SECURITIES (9.9%)(a)
	Principal amount	Value
Commercial mortgage-backed securities (9.9%)
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48(WAC)	$66,000	$62,457
BANK FRB Ser. 17-BNK8, Class B, 3.952%, 11/15/50(WAC)	56,000	49,324
BBCMS Mortgage Trust FRB Ser. 20-C6, Class XA, 1.05%, 2/15/53(WAC)	988,914	51,984
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	54,000	49,107
COMM Mortgage Trust
FRB Ser. 14-CR15, Class B, 4.622%, 2/10/47(WAC)	51,000	49,456
Ser. 18-COR3, Class AM, 4.341%, 5/10/51(WAC)	42,000	39,916
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	53,000	49,663
CSAIL Commercial Mortgage Trust FRB Ser. 20-C19, Class XA, IO, 1.107%, 3/15/53(WAC)	985,888	58,773
GS Mortgage Securities Trust FRB Ser. 20-GC47, Class C, 3.454%, 5/12/53(WAC)	61,000	48,330
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C23, Class B, 4.484%, 9/15/47(WAC)	32,000	30,232
Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 14-C16, Class B, 4.301%, 6/15/47(WAC)	33,000	30,804
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	55,000	49,271
Wells Fargo Commercial Mortgage Trust FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	58,000	48,968

		618,285

Total mortgage-backed securities (cost $617,503)		$618,285

SHORT-TERM INVESTMENTS (1.5%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 3.93%(AFF)	95,751	$95,751

Total short-term investments (cost $95,751)		$95,751
TOTAL INVESTMENTS

Total investments (cost $6,194,516)		$6,169,427

Key to holding's abbreviations
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IO	Interest Only
LIBOR	London Interbank Offered Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 19, 2023 (commencement of operations) through January 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $6,229,476.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 1/19/23 (commencement of operations)	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/23
Short-term investments
	Putnam Government Money Market Fund*	$—	$856,688	$760,937	$61	$95,751

	Total Short-term investments	$—	$856,688	$760,937	$61	$95,751
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$1,538,753	$—
Mortgage-backed securities	—	618,285	—
U.S. government and agency mortgage obligations	—	1,740,318	—
U.S. treasury obligations	—	2,176,320	—
Short-term investments	95,751	—	—

Totals by level	$95,751	$6,073,676	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com